Income Taxes - Pre-Tax Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S.	$ (1,721)	$ (3,313)	$ (1,541)
Non-U.S.	(568)	(1,316)	(2,273)
Pre-tax loss	$ (2,289)	$ (4,629)	$ (3,814)